Loans - Impaired Loans (Details 3) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 684,916	$ 695,210	$ 684,916	$ 695,210	$ 685,498
Impaired loans	7,011		7,011		5,344
Allowance for loan losses related to impaired loans	820		820		811
Unpaid principal balance of impaired loans	9,422		9,422		7,195
Impaired Loans On Nonaccrual Status	1,678		1,678		1,267
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	6,717	4,316	6,266	3,966
Impaired Financing Receivable, Interest Income, Accrual Method	76	49	143	98
Impaired Financing Receivable, Interest Income, Cash Basis Method	8	12	14	17
Wholesale
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	244,224		244,224		222,510
Impaired loans	3,380		3,380		5,486
Allowance for loan losses related to impaired loans	749		749		1,574
Unpaid principal balance of impaired loans	4,914		4,914		7,260
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	4,252	6,119	4,645	6,288
Wholesale | Commercial and industrial [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	73,553		73,553		66,576
Impaired loans	1,262		1,262		1,669
Allowance for loan losses related to impaired loans	331		331		435
Unpaid principal balance of impaired loans	1,979		1,979		2,453
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	1,426	1,574	1,486	1,739
Wholesale | Commercial and industrial [Member] | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	1,143		1,143		1,512
Wholesale | Commercial and industrial [Member] | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	119		119		157
Wholesale | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	52,392		52,392		53,635
Impaired loans	1,400		1,400		2,955
Allowance for loan losses related to impaired loans	251		251		825
Unpaid principal balance of impaired loans	1,384		1,384		3,487
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	2,101	3,399	2,421	3,220
Wholesale | Real Estate [Member] | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	1,077		1,077		2,510
Wholesale | Real Estate [Member] | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	323		323		445
Wholesale | Financial institutions [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	36,428		36,428		31,458
Impaired loans	65		65		135
Allowance for loan losses related to impaired loans	14		14		61
Unpaid principal balance of impaired loans	132		132		244
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	67	270	81	391
Wholesale | Financial institutions [Member] | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	44		44		127
Wholesale | Financial institutions [Member] | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	21		21		8
Wholesale | Government agencies [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	7,184		7,184		7,278
Impaired loans	23		23		22
Allowance for loan losses related to impaired loans	14		14		14
Unpaid principal balance of impaired loans	23		23		30
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	23	4	22	4
Wholesale | Government agencies [Member] | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	23		23		22
Wholesale | Government agencies [Member] | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	0		0		0
Wholesale | Wholesale Other Member
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	74,667		74,667		63,563
Impaired loans	630		630		705
Allowance for loan losses related to impaired loans	139		139		239
Unpaid principal balance of impaired loans	1,396		1,396		1,046
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	635	872	635	934
Wholesale | Wholesale Other Member | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	565		565		697
Wholesale | Wholesale Other Member | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	65		65		8
Wholesale | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	2,852		2,852		4,868
Wholesale | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	528		528		618
Consumer Excluding Credit Card
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	315,169		315,169		327,464
Consumer Excluding Credit Card | Other Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	847		847		876
Allowance for loan losses related to impaired loans	229		229		264
Unpaid principal balance of impaired loans	994		994		1,031
Financing Receivable, Recorded Investment, Nonaccrual Status	637		637		697
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	856	776	863	706
Consumer Excluding Credit Card | Other Consumer [Member] | Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	846		846		876
Consumer Excluding Credit Card | Other Consumer [Member] | Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	1		1		0
Consumer Excluding Credit Card | Impaired Financing Receivable with Related Allowance [Domain] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	88		88		102
Consumer Excluding Credit Card | Impaired Financing Receivable with Related Allowance [Domain] | Consumer business banking [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	758		758		774
Consumer Excluding Credit Card | Impaired Financing Receivable with No Related Allowance [Domain] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	1		1		0
Consumer Excluding Credit Card | Impaired Financing Receivable with No Related Allowance [Domain] | Consumer business banking [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	0		0		0
Consumer Excluding Credit Card | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	89		89		102
Allowance for loan losses related to impaired loans	12		12		16
Unpaid principal balance of impaired loans	122		122		132
Financing Receivable, Recorded Investment, Nonaccrual Status	39		39		50
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	92	130	95	128
Consumer Excluding Credit Card | Consumer business banking [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	758		758		774
Allowance for loan losses related to impaired loans	217		217		248
Unpaid principal balance of impaired loans	872		872		899
Financing Receivable, Recorded Investment, Nonaccrual Status	598		598		647
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	764	646	768	578
Consumer Loan Excluding Credit Card
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	315,169		315,169		327,464
Residential real estate, excluding PCI [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	167,468		167,468		174,211
Impaired Financing Receivable with Related Allowance [Domain] | Home Equity Senior Lien [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	244		244		211
Impaired Financing Receivable with No Related Allowance [Domain] | Home Equity Senior Lien [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	17		17		15
Home Equity Senior Lien [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	22,969		22,969		24,376
Impaired loans	261		261		226
Allowance for loan losses related to impaired loans	82		82		77
Unpaid principal balance of impaired loans	320		320		265
Impaired Loans On Nonaccrual Status	53		53		38
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	245	221	238	193
Impaired Financing Receivable, Interest Income, Accrual Method	2	3	5	5
Impaired Financing Receivable, Interest Income, Cash Basis Method	1	1	1	1
Impaired Financing Receivable with Related Allowance [Domain] | Home Equity Junior Lien [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	489		489		258
Impaired Financing Receivable with No Related Allowance [Domain] | Home Equity Junior Lien [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	28		28		25
Home Equity Junior Lien [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	59,782		59,782		64,009
Impaired loans	517		517		283
Allowance for loan losses related to impaired loans	148		148		82
Unpaid principal balance of impaired loans	715		715		402
Impaired Loans On Nonaccrual Status	232		232		63
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	469	255	411	262
Impaired Financing Receivable, Interest Income, Accrual Method	4	5	8	8
Impaired Financing Receivable, Interest Income, Cash Basis Method	1	1	1	1
Impaired Financing Receivable with Related Allowance [Domain] | Prime Mortgages, including option ARMs [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	2,812		2,812		1,525
Impaired Financing Receivable with No Related Allowance [Domain] | Prime Mortgages, including option ARMs [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	578		578		559
Prime Mortgages, including option ARMs [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	74,276		74,276		74,539
Impaired loans	3,390		3,390		2,084
Allowance for loan losses related to impaired loans	78		78		97
Unpaid principal balance of impaired loans	4,308		4,308		2,751
Impaired Loans On Nonaccrual Status	698		698		534
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	3,216	1,365	2,848	1,171
Impaired Financing Receivable, Interest Income, Accrual Method	33	12	59	29
Impaired Financing Receivable, Interest Income, Cash Basis Method	3	4	6	5
Impaired Financing Receivable with Related Allowance [Domain] | Subprime Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	2,666		2,666		2,563
Impaired Financing Receivable with No Related Allowance [Domain] | Subprime Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	177		177		188
Subprime Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	10,441		10,441		11,287
Impaired loans	2,843		2,843		2,751
Allowance for loan losses related to impaired loans	512		512		555
Unpaid principal balance of impaired loans	4,079		4,079		3,777
Impaired Loans On Nonaccrual Status	695		695		632
Average Impaired Loans And Related Interest Income Abstract
Impaired loans (average)	2,787	2,475	2,769	2,340
Impaired Financing Receivable, Interest Income, Accrual Method	37	29	71	56
Impaired Financing Receivable, Interest Income, Cash Basis Method	3	6	6	10
Other Consumer [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	78,707		78,707		80,490
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	46,796		46,796		48,367
Consumer business banking [Member]
Financing Receivable, Impaired [Line Items]
Loans receivable held for investment, Net of Deferred Income	17,141		17,141		16,812
Impaired Financing Receivable with Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	6,211		6,211		4,557
Impaired Financing Receivable with No Related Allowance [Domain]
Financing Receivable, Impaired [Line Items]
Impaired loans	$ 800		$ 800		$ 787